Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT1-1223
1.9867678.108
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	118,473	2,123,036
GCI Liberty, Inc. Class A (c)	85,870	1
Iridium Communications, Inc.	60,347	2,235,856
		4,358,893
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	28,382	303,120
Liberty Media Corp. Liberty Live:
Class C	22,592	720,007
Series A	9,484	296,280
Madison Square Garden Sports Corp.	8,995	1,512,419
Playtika Holding Corp. (a)	11,339	95,248
Roku, Inc. Class A (a)	59,645	3,553,053
TKO Group Holdings, Inc.	20,862	1,710,267
		8,190,394
Interactive Media & Services - 0.3%
IAC, Inc. (a)	35,853	1,525,545
TripAdvisor, Inc. (a)(b)	53,746	793,291
Zoominfo Technologies, Inc. (a)	150,973	1,956,610
		4,275,446
Media - 1.5%
Cable One, Inc.	2,732	1,502,245
DISH Network Corp. Class A (a)(b)	119,911	587,564
Interpublic Group of Companies, Inc.	186,615	5,299,866
Liberty Media Corp. Liberty SiriusXM	74,380	1,826,029
Liberty Media Corp. Liberty SiriusXM Class A	35,870	878,456
News Corp.:
Class A	184,333	3,812,006
Class B (b)	56,287	1,206,793
Nexstar Broadcasting Group, Inc. Class A	16,559	2,319,585
The New York Times Co. Class A	78,151	3,150,267
		20,582,811
TOTAL COMMUNICATION SERVICES		37,407,544
CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 0.9%
BorgWarner, Inc.	112,898	4,165,936
Gentex Corp.	113,411	3,252,627
Lear Corp.	28,416	3,687,260
Phinia, Inc. (b)	22,579	584,345
QuantumScape Corp. Class A (a)(b)	142,402	743,338
		12,433,506
Automobiles - 0.3%
Harley-Davidson, Inc.	63,396	1,702,183
Thor Industries, Inc.	24,791	2,179,873
		3,882,056
Broadline Retail - 0.4%
Kohl's Corp. (b)	53,472	1,205,794
Macy's, Inc. (b)	130,922	1,594,630
Nordstrom, Inc. (b)	55,260	772,535
Ollie's Bargain Outlet Holdings, Inc. (a)	29,824	2,303,606
		5,876,565
Distributors - 0.4%
Pool Corp.	18,390	5,807,010
Diversified Consumer Services - 0.8%
ADT, Inc.	101,703	575,639
Bright Horizons Family Solutions, Inc. (a)(b)	27,791	2,058,201
Grand Canyon Education, Inc. (a)	14,622	1,730,221
H&R Block, Inc.	73,484	3,016,518
Mister Car Wash, Inc. (a)(b)	36,103	187,736
Service Corp. International	71,077	3,868,010
		11,436,325
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	113,336	3,052,138
Boyd Gaming Corp.	35,555	1,964,414
Cava Group, Inc. (b)	7,803	246,497
Choice Hotels International, Inc. (b)	14,705	1,624,903
Churchill Downs, Inc. (b)	34,413	3,779,924
Hyatt Hotels Corp. Class A (b)	22,189	2,273,041
Marriott Vacations Worldwide Corp.	17,675	1,588,276
Norwegian Cruise Line Holdings Ltd. (a)(b)	204,583	2,782,329
Penn Entertainment, Inc. (a)	74,172	1,463,414
Planet Fitness, Inc. (a)	41,249	2,279,832
Texas Roadhouse, Inc. Class A	32,354	3,285,225
Travel+Leisure Co.	34,824	1,185,061
Vail Resorts, Inc.	18,505	3,927,686
Wendy's Co.	83,705	1,592,069
Wingstop, Inc.	14,494	2,649,068
Wyndham Hotels & Resorts, Inc.	40,681	2,945,304
Wynn Resorts Ltd.	50,274	4,413,052
		41,052,233
Household Durables - 1.9%
Leggett & Platt, Inc.	64,105	1,501,980
Mohawk Industries, Inc. (a)	25,592	2,057,085
Newell Brands, Inc.	184,076	1,236,991
PulteGroup, Inc.	105,566	7,768,602
Tempur Sealy International, Inc.	80,745	3,224,148
Toll Brothers, Inc.	52,766	3,731,084
TopBuild Corp. (a)	15,332	3,507,348
Whirlpool Corp.	25,894	2,707,477
		25,734,715
Leisure Products - 0.9%
Brunswick Corp.	34,318	2,384,071
Hasbro, Inc.	63,239	2,855,241
Mattel, Inc. (a)	170,353	3,250,335
Peloton Interactive, Inc. Class A (a)(b)	153,343	729,913
Polaris, Inc.	26,088	2,254,525
YETI Holdings, Inc. (a)(b)	41,921	1,782,481
		13,256,566
Specialty Retail - 2.9%
Advance Auto Parts, Inc. (b)	28,731	1,494,874
AutoNation, Inc. (a)	14,236	1,851,819
Bath & Body Works, Inc.	110,890	3,287,889
Dick's Sporting Goods, Inc.	29,088	3,110,962
Five Below, Inc. (a)	26,518	4,613,602
Floor & Decor Holdings, Inc. Class A (a)(b)	50,370	4,150,488
GameStop Corp. Class A (a)(b)	129,613	1,784,771
Gap, Inc. (b)	94,043	1,203,750
Lithia Motors, Inc. Class A (sub. vtg.)	13,097	3,172,224
Murphy U.S.A., Inc.	9,563	3,468,404
Penske Automotive Group, Inc.	9,717	1,390,308
Petco Health & Wellness Co., Inc. (a)(b)	39,548	136,836
RH (a)	8,355	1,821,056
Valvoline, Inc.	80,093	2,376,359
Victoria's Secret & Co. (a)	37,322	667,317
Wayfair LLC Class A (a)(b)	39,807	1,696,176
Williams-Sonoma, Inc.	30,848	4,634,604
		40,861,439
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	55,282	2,829,333
Carter's, Inc.	17,802	1,195,582
Columbia Sportswear Co.	17,295	1,276,371
Crocs, Inc. (a)	29,442	2,629,759
Deckers Outdoor Corp. (a)	12,686	7,574,303
PVH Corp.	30,178	2,243,734
Ralph Lauren Corp.	19,327	2,174,867
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	64,455	3,108,020
Tapestry, Inc.	114,222	3,147,958
Under Armour, Inc.:
Class A (sub. vtg.) (a)	90,794	621,939
Class C (non-vtg.) (a)	98,184	631,323
VF Corp.	169,179	2,492,007
		29,925,196
TOTAL CONSUMER DISCRETIONARY		190,265,611
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	4,548	1,518,805
Celsius Holdings, Inc. (a)	23,175	3,524,686
		5,043,491
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	201,607	4,374,872
BJ's Wholesale Club Holdings, Inc. (a)	64,376	4,385,293
Casey's General Stores, Inc.	18,024	4,900,906
Grocery Outlet Holding Corp. (a)	45,926	1,270,772
Performance Food Group Co. (a)	74,156	4,283,251
U.S. Foods Holding Corp. (a)	109,666	4,270,394
		23,485,488
Food Products - 0.9%
Darling Ingredients, Inc. (a)	76,696	3,396,866
Flowers Foods, Inc.	90,931	1,994,117
Freshpet, Inc. (a)(b)	22,098	1,268,425
Ingredion, Inc.	31,918	2,986,886
Pilgrim's Pride Corp. (a)	19,866	506,583
Post Holdings, Inc. (a)(b)	25,888	2,078,289
Seaboard Corp.	124	434,862
		12,666,028
Household Products - 0.1%
Reynolds Consumer Products, Inc.	26,342	669,877
Spectrum Brands Holdings, Inc.	19,427	1,463,242
		2,133,119
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	174,352	1,633,678
Olaplex Holdings, Inc. (a)	62,960	89,403
		1,723,081
TOTAL CONSUMER STAPLES		45,051,207
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
NOV, Inc.	189,847	3,789,346
TechnipFMC PLC	212,451	4,571,946
		8,361,292
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream GP LP (b)	164,069	2,024,611
Antero Resources Corp. (a)	136,853	4,028,952
APA Corp.	150,186	5,965,388
Chesapeake Energy Corp.	61,404	5,285,656
DT Midstream, Inc. (b)	46,955	2,534,161
EQT Corp.	174,510	7,395,734
HF Sinclair Corp.	68,325	3,783,839
New Fortress Energy, Inc.	31,340	949,602
Ovintiv, Inc.	124,242	5,963,616
Range Resources Corp.	113,292	4,060,385
Southwestern Energy Co. (a)	530,889	3,785,239
Texas Pacific Land Corp.	2,797	5,163,122
		50,940,305
TOTAL ENERGY		59,301,597
FINANCIALS - 16.1%
Banks - 3.7%
Bank OZK	52,300	1,872,863
BOK Financial Corp.	13,708	898,148
Columbia Banking Systems, Inc.	100,602	1,978,841
Comerica, Inc.	63,674	2,508,756
Commerce Bancshares, Inc.	55,298	2,425,370
Cullen/Frost Bankers, Inc.	28,643	2,606,227
East West Bancorp, Inc.	67,963	3,644,176
First Citizens Bancshares, Inc.	5,253	7,253,027
First Hawaiian, Inc.	61,533	1,103,287
First Horizon National Corp.	269,015	2,891,911
FNB Corp., Pennsylvania	172,987	1,849,231
New York Community Bancorp, Inc.	344,632	3,267,111
Pinnacle Financial Partners, Inc.	36,403	2,270,091
Popular, Inc.	34,049	2,214,547
Prosperity Bancshares, Inc.	42,143	2,298,479
Synovus Financial Corp.	69,968	1,824,066
Webster Financial Corp.	84,006	3,189,708
Western Alliance Bancorp.	52,315	2,150,147
Wintrust Financial Corp.	29,433	2,198,351
Zions Bancorp NA	70,405	2,171,994
		50,616,331
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	17,252	2,117,856
Carlyle Group LP	102,096	2,811,724
Cboe Global Markets, Inc.	50,916	8,344,635
Evercore, Inc. Class A	17,225	2,242,351
FactSet Research Systems, Inc.	18,578	8,023,652
Houlihan Lokey	24,484	2,461,132
Invesco Ltd.	175,756	2,279,555
Janus Henderson Group PLC	64,775	1,494,359
Jefferies Financial Group, Inc.	92,024	2,961,332
Lazard Ltd. Class A	52,955	1,470,560
MarketAxess Holdings, Inc.	17,930	3,832,538
Morningstar, Inc.	12,439	3,150,052
Robinhood Markets, Inc. (a)	321,292	2,936,609
SEI Investments Co.	49,240	2,642,218
Stifel Financial Corp.	49,672	2,831,304
TPG, Inc. (b)	31,052	858,277
Virtu Financial, Inc. Class A	43,252	799,729
XP, Inc. Class A	160,761	3,215,220
		54,473,103
Consumer Finance - 0.8%
Ally Financial, Inc.	130,952	3,167,729
Credit Acceptance Corp. (a)(b)	3,098	1,246,728
OneMain Holdings, Inc.	54,280	1,950,280
SLM Corp.	108,812	1,414,556
SoFi Technologies, Inc. (a)(b)	443,944	3,351,777
		11,131,070
Financial Services - 2.2%
Affirm Holdings, Inc. (a)(b)	105,277	1,853,928
Corebridge Financial, Inc.	71,580	1,431,600
Equitable Holdings, Inc.	173,015	4,597,009
Euronet Worldwide, Inc. (a)	22,886	1,758,560
Jack Henry & Associates, Inc.	35,202	4,963,130
MGIC Investment Corp.	137,730	2,319,373
NCR Atleos Corp.	30,865	680,882
Shift4 Payments, Inc. (a)(b)	26,304	1,171,054
TFS Financial Corp.	24,267	287,807
The Western Union Co.	181,076	2,044,348
Toast, Inc. (a)	171,457	2,741,597
UWM Holdings Corp. Class A (b)	44,839	217,469
Voya Financial, Inc.	47,408	3,165,432
WEX, Inc. (a)	20,692	3,444,804
		30,676,993
Insurance - 4.7%
American Financial Group, Inc.	35,210	3,850,566
Assurant, Inc.	25,594	3,810,947
Assured Guaranty Ltd.	27,496	1,715,750
Axis Capital Holdings Ltd.	37,614	2,147,759
Brighthouse Financial, Inc. (a)	32,248	1,460,834
Everest Re Group Ltd.	20,740	8,205,159
First American Financial Corp.	48,494	2,494,531
Globe Life, Inc.	42,521	4,947,744
Hanover Insurance Group, Inc.	17,173	2,012,847
Kemper Corp.	29,126	1,161,545
Kinsale Capital Group, Inc.	10,563	3,527,091
Lincoln National Corp.	81,781	1,780,372
Old Republic International Corp.	129,994	3,559,236
Primerica, Inc.	17,554	3,355,623
Reinsurance Group of America, Inc.	32,179	4,809,795
RenaissanceRe Holdings Ltd.	24,304	5,336,915
RLI Corp.	19,462	2,593,117
Ryan Specialty Group Holdings, Inc. (a)(b)	44,897	1,939,550
Unum Group	95,104	4,650,586
White Mountains Insurance Group Ltd.	1,199	1,715,469
		65,075,436
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	287,465	2,121,492
Annaly Capital Management, Inc.	238,952	3,730,041
Rithm Capital Corp.	233,145	2,175,243
Starwood Property Trust, Inc. (b)	142,595	2,531,061
		10,557,837
TOTAL FINANCIALS		222,530,770
HEALTH CARE - 9.4%
Biotechnology - 2.8%
Apellis Pharmaceuticals, Inc. (a)(b)	48,261	2,348,380
Exact Sciences Corp. (a)	86,426	5,322,977
Exelixis, Inc. (a)	155,209	3,195,753
Ionis Pharmaceuticals, Inc. (a)(b)	68,908	3,050,557
Karuna Therapeutics, Inc. (a)	17,208	2,867,025
Mirati Therapeutics, Inc. (a)	22,087	1,226,491
Natera, Inc. (a)	50,099	1,977,408
Neurocrine Biosciences, Inc. (a)	46,776	5,189,329
Repligen Corp. (a)(b)	26,870	3,615,627
Roivant Sciences Ltd. (a)	168,197	1,453,222
Sarepta Therapeutics, Inc. (a)	43,291	2,913,917
Ultragenyx Pharmaceutical, Inc. (a)	32,730	1,158,642
United Therapeutics Corp. (a)	21,848	4,869,045
		39,188,373
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	102,306	3,111,125
Enovis Corp. (a)	25,373	1,164,621
Envista Holdings Corp. (a)	79,227	1,843,612
Globus Medical, Inc. (a)	57,349	2,621,423
ICU Medical, Inc. (a)	9,783	959,321
Inspire Medical Systems, Inc. (a)	13,914	2,047,584
Integra LifeSciences Holdings Corp. (a)	34,562	1,242,850
Masimo Corp. (a)	20,887	1,694,562
Novocure Ltd. (a)(b)	50,810	675,773
Penumbra, Inc. (a)(b)	17,556	3,355,829
QuidelOrtho Corp. (a)	25,852	1,579,040
Shockwave Medical, Inc. (a)	17,549	3,619,657
Tandem Diabetes Care, Inc. (a)	31,221	540,123
		24,455,520
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	43,403	3,190,555
agilon health, Inc. (a)(b)	140,615	2,531,070
Amedisys, Inc. (a)	15,502	1,418,278
Chemed Corp.	7,103	3,996,503
DaVita HealthCare Partners, Inc. (a)	26,134	2,018,329
Encompass Health Corp.	47,783	2,989,304
Henry Schein, Inc. (a)	63,082	4,099,068
Premier, Inc.	57,380	1,102,844
R1 RCM, Inc. (a)	73,981	872,236
Tenet Healthcare Corp. (a)	48,849	2,623,191
Universal Health Services, Inc. Class B	29,326	3,691,850
		28,533,228
Health Care Technology - 0.2%
Certara, Inc. (a)	57,806	704,655
Doximity, Inc. (a)(b)	57,974	1,184,409
Teladoc Health, Inc. (a)(b)	78,846	1,304,113
		3,193,177
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	44,426	1,567,349
Azenta, Inc. (a)	31,081	1,412,631
Bio-Techne Corp.	75,320	4,114,732
Bruker Corp.	51,389	2,929,173
Charles River Laboratories International, Inc. (a)	24,564	4,135,595
Maravai LifeSciences Holdings, Inc. (a)	53,197	364,931
Medpace Holdings, Inc. (a)	11,274	2,735,862
QIAGEN NV (a)	110,059	4,119,508
Sotera Health Co. (a)(b)	47,831	605,540
		21,985,321
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	87,046	2,993,512
Elanco Animal Health, Inc. (a)	237,149	2,089,283
Jazz Pharmaceuticals PLC (a)	29,543	3,752,552
Organon & Co.	123,621	1,828,355
Perrigo Co. PLC	65,284	1,804,450
		12,468,152
TOTAL HEALTH CARE		129,823,771
INDUSTRIALS - 21.6%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	33,673	6,885,792
BWX Technologies, Inc.	44,186	3,282,136
Curtiss-Wright Corp.	18,458	3,669,635
Hexcel Corp.	40,783	2,525,283
Huntington Ingalls Industries, Inc.	18,968	4,169,546
Mercury Systems, Inc. (a)	23,990	863,160
Spirit AeroSystems Holdings, Inc. Class A	50,619	1,143,989
Textron, Inc.	95,731	7,275,556
Woodward, Inc.	28,625	3,569,538
		33,384,635
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	56,627	2,860,230
Building Products - 3.3%
A.O. Smith Corp.	59,394	4,143,325
Advanced Drain Systems, Inc.	32,994	3,524,749
Allegion PLC	42,472	4,177,546
Armstrong World Industries, Inc.	21,661	1,643,853
Builders FirstSource, Inc. (a)	61,634	6,688,522
Carlisle Companies, Inc.	24,019	6,102,988
Fortune Brands Home & Security, Inc.	61,179	3,413,788
Hayward Holdings, Inc. (a)	64,285	674,993
Lennox International, Inc.	15,470	5,732,254
Owens Corning	43,460	4,927,060
The AZEK Co., Inc. (a)	63,828	1,672,294
Trex Co., Inc. (a)	52,557	2,954,229
		45,655,601
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	24,490	3,763,378
Driven Brands Holdings, Inc. (a)	30,130	342,879
MSA Safety, Inc.	17,831	2,815,158
Stericycle, Inc. (a)(b)	44,558	1,837,572
Tetra Tech, Inc.	25,646	3,870,238
Vestis Corp.	56,682	866,668
		13,495,893
Construction & Engineering - 1.4%
AECOM	63,362	4,850,361
EMCOR Group, Inc.	22,691	4,689,095
MasTec, Inc. (a)	30,082	1,788,074
MDU Resources Group, Inc.	97,772	1,819,537
Valmont Industries, Inc.	10,038	1,976,583
Willscot Mobile Mini Holdings (a)	95,183	3,751,162
		18,874,812
Electrical Equipment - 2.3%
Acuity Brands, Inc.	15,108	2,447,043
ChargePoint Holdings, Inc. Class A (a)(b)	144,708	367,558
Generac Holdings, Inc. (a)	29,434	2,474,516
Hubbell, Inc. Class B	25,933	7,004,503
nVent Electric PLC	79,614	3,831,822
Plug Power, Inc. (a)(b)	254,432	1,498,604
Regal Rexnord Corp.	32,010	3,790,304
Sensata Technologies, Inc. PLC	72,994	2,327,049
Sunrun, Inc. (a)(b)	102,111	985,371
Vertiv Holdings Co.	166,139	6,524,279
		31,251,049
Ground Transportation - 1.7%
Avis Budget Group, Inc. (a)	9,889	1,609,929
Hertz Global Holdings, Inc. (a)	65,131	549,054
Knight-Swift Transportation Holdings, Inc. Class A	75,583	3,695,253
Landstar System, Inc.	17,304	2,851,353
Lyft, Inc. (a)	162,498	1,490,107
Ryder System, Inc.	21,742	2,120,715
Saia, Inc. (a)	12,852	4,607,313
Schneider National, Inc. Class B	26,518	671,701
U-Haul Holding Co. (a)(b)	4,249	208,711
U-Haul Holding Co. (non-vtg.)	47,981	2,265,183
XPO, Inc. (a)	55,125	4,179,026
		24,248,345
Machinery - 4.5%
AGCO Corp.	30,284	3,472,363
Allison Transmission Holdings, Inc.	43,957	2,216,312
Crane Co.	23,215	2,259,516
Donaldson Co., Inc.	58,593	3,378,472
ESAB Corp.	27,301	1,728,153
Flowserve Corp.	63,293	2,324,119
Gates Industrial Corp. PLC (a)	51,381	561,081
Graco, Inc.	80,877	6,013,205
ITT, Inc.	39,988	3,732,880
Lincoln Electric Holdings, Inc.	27,012	4,721,698
Middleby Corp. (a)	25,739	2,905,161
Nordson Corp.	27,682	5,884,916
Oshkosh Corp.	31,545	2,767,443
Pentair PLC	79,411	4,615,367
RBC Bearings, Inc. (a)(b)	13,680	3,007,411
Snap-On, Inc.	25,193	6,498,282
Timken Co.	30,241	2,090,258
Toro Co.	50,375	4,072,315
		62,248,952
Marine Transportation - 0.1%
Kirby Corp. (a)	28,825	2,153,228
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	60,664	1,918,802
American Airlines Group, Inc. (a)	314,382	3,505,359
		5,424,161
Professional Services - 3.1%
Booz Allen Hamilton Holding Corp. Class A	62,951	7,549,713
CACI International, Inc. Class A (a)	10,920	3,546,379
Ceridian HCM Holding, Inc. (a)	71,389	4,569,610
Clarivate Analytics PLC (a)(b)	227,754	1,453,071
Concentrix Corp.	21,245	1,619,081
Dun & Bradstreet Holdings, Inc.	131,817	1,154,717
FTI Consulting, Inc. (a)	16,104	3,418,235
Genpact Ltd.	86,764	2,910,065
KBR, Inc.	65,456	3,806,266
Manpower, Inc.	24,373	1,705,379
Paycor HCM, Inc. (a)(b)	26,733	576,898
Paylocity Holding Corp. (a)	20,326	3,646,484
Robert Half, Inc.	50,899	3,805,718
Science Applications International Corp.	26,006	2,840,895
		42,602,511
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	50,059	1,733,543
Core & Main, Inc. (a)	52,192	1,569,935
MSC Industrial Direct Co., Inc. Class A	22,227	2,106,008
SiteOne Landscape Supply, Inc. (a)	21,509	2,963,295
Watsco, Inc. (b)	16,069	5,606,313
WESCO International, Inc.	21,412	2,745,018
		16,724,112
TOTAL INDUSTRIALS		298,923,529
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.0%
Ciena Corp. (a)	71,782	3,029,200
F5, Inc. (a)	29,171	4,422,032
Juniper Networks, Inc.	154,049	4,146,999
Lumentum Holdings, Inc. (a)	33,061	1,296,322
ViaSat, Inc. (a)(b)	56,590	1,043,520
		13,938,073
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (a)	27,727	3,144,519
Avnet, Inc.	43,968	2,037,037
Cognex Corp.	83,598	3,008,692
Coherent Corp. (a)	57,676	1,707,210
Crane Nxt Co.	23,277	1,210,404
IPG Photonics Corp. (a)	14,510	1,246,409
Jabil, Inc.	61,746	7,582,409
Littelfuse, Inc.	11,709	2,536,989
TD SYNNEX Corp.	22,705	2,081,594
Vontier Corp.	75,309	2,226,134
		26,781,397
IT Services - 0.9%
Amdocs Ltd.	57,580	4,615,613
DXC Technology Co. (a)	101,734	2,051,975
Globant SA (a)	19,952	3,397,626
Kyndryl Holdings, Inc. (a)	109,890	1,607,691
		11,672,905
Semiconductors & Semiconductor Equipment - 1.8%
Allegro MicroSystems LLC (a)(b)	36,294	942,192
Cirrus Logic, Inc. (a)	26,713	1,787,901
Entegris, Inc.	72,283	6,363,795
Lattice Semiconductor Corp. (a)	65,934	3,666,590
MKS Instruments, Inc.	32,118	2,108,868
Qorvo, Inc. (a)	47,381	4,142,047
Universal Display Corp.	22,608	3,146,581
Wolfspeed, Inc. (a)(b)	60,009	2,030,705
		24,188,679
Software - 6.0%
Alteryx, Inc. Class A (a)(b)	29,632	948,520
AppLovin Corp. (a)	101,666	3,704,709
Aspen Technology, Inc. (a)	13,503	2,400,158
Bentley Systems, Inc. Class B (b)	93,004	4,523,715
Bill Holdings, Inc. (a)	49,645	4,532,092
CCC Intelligent Solutions Holdings, Inc. Class A (a)	97,349	1,048,449
Confluent, Inc. (a)	89,564	2,589,295
Dolby Laboratories, Inc. Class A	28,631	2,317,393
DoubleVerify Holdings, Inc. (a)	60,476	1,683,047
Dropbox, Inc. Class A (a)	124,948	3,286,132
Dynatrace, Inc. (a)	116,382	5,203,439
Elastic NV (a)	37,635	2,824,130
Five9, Inc. (a)	34,407	1,991,133
Gen Digital, Inc.	268,142	4,467,246
GitLab, Inc. (a)	42,444	1,836,976
Guidewire Software, Inc. (a)	39,472	3,557,611
HashiCorp, Inc. (a)	47,059	926,592
Informatica, Inc. (a)	20,588	394,878
Manhattan Associates, Inc. (a)	29,828	5,815,863
nCino, Inc. (a)(b)	33,754	948,487
NCR Corp. (a)	61,731	943,867
New Relic, Inc. (a)(b)	27,165	2,354,391
Nutanix, Inc. Class A (a)	111,173	4,023,351
Pegasystems, Inc.	20,293	867,323
Procore Technologies, Inc. (a)	37,980	2,320,198
PTC, Inc. (a)	55,459	7,787,553
RingCentral, Inc. (a)	41,284	1,097,329
SentinelOne, Inc. (a)	111,353	1,740,447
Smartsheet, Inc. (a)	60,713	2,400,592
Teradata Corp. (a)	48,613	2,076,747
UiPath, Inc. Class A (a)	181,798	2,823,323
		83,434,986
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	136,116	4,602,082
TOTAL INFORMATION TECHNOLOGY		164,618,122
MATERIALS - 6.3%
Chemicals - 1.6%
Ashland, Inc.	22,947	1,758,429
Axalta Coating Systems Ltd. (a)	107,077	2,808,630
Element Solutions, Inc.	108,006	1,968,949
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	742,944	1,017,833
Huntsman Corp.	81,841	1,909,351
NewMarket Corp.	3,014	1,453,200
Olin Corp.	62,491	2,669,616
RPM International, Inc.	61,554	5,618,034
The Chemours Co. LLC	71,934	1,734,329
The Scotts Miracle-Gro Co. Class A (b)	19,978	887,822
		21,826,193
Construction Materials - 0.2%
Eagle Materials, Inc.	17,018	2,619,240
Containers & Packaging - 2.8%
Aptargroup, Inc.	31,658	3,870,824
Ardagh Group SA (a)	5,444	26,703
Ardagh Metal Packaging SA (b)	69,323	233,619
Avery Dennison Corp.	39,085	6,803,526
Berry Global Group, Inc.	57,706	3,173,830
Crown Holdings, Inc.	51,345	4,138,407
Graphic Packaging Holding Co.	147,361	3,169,735
Packaging Corp. of America	42,828	6,554,825
Sealed Air Corp.	69,575	2,142,214
Silgan Holdings, Inc.	40,423	1,619,345
Sonoco Products Co.	47,310	2,451,131
WestRock Co.	122,952	4,417,665
		38,601,824
Metals & Mining - 1.6%
Alcoa Corp.	86,033	2,205,886
Cleveland-Cliffs, Inc. (a)	245,958	4,127,175
MP Materials Corp. (a)(b)	50,340	825,576
Reliance Steel & Aluminum Co.	28,303	7,199,717
Royal Gold, Inc.	31,732	3,310,600
SSR Mining, Inc.	99,811	1,385,377
United States Steel Corp.	107,179	3,632,296
		22,686,627
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	31,095	1,594,552
TOTAL MATERIALS		87,328,436
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Agree Realty Corp.	44,473	2,487,820
American Homes 4 Rent Class A	161,179	5,277,000
Americold Realty Trust	130,694	3,426,797
Apartment Income (REIT) Corp.	72,001	2,103,149
Boston Properties, Inc.	75,917	4,066,874
Brixmor Property Group, Inc.	144,867	3,011,785
Camden Property Trust (SBI)	50,223	4,262,928
Cousins Properties, Inc.	73,217	1,308,388
CubeSmart	108,256	3,690,447
EastGroup Properties, Inc.	21,224	3,464,818
EPR Properties	35,913	1,533,485
Equity Lifestyle Properties, Inc.	85,994	5,658,405
Federal Realty Investment Trust (SBI)	39,128	3,568,082
First Industrial Realty Trust, Inc.	63,878	2,702,039
Gaming & Leisure Properties	121,804	5,528,684
Healthcare Trust of America, Inc.	183,822	2,637,846
Highwoods Properties, Inc. (SBI)	50,338	900,547
Host Hotels & Resorts, Inc.	342,233	5,297,767
Kilroy Realty Corp.	56,442	1,613,112
Kimco Realty Corp.	292,902	5,254,662
Lamar Advertising Co. Class A	42,056	3,459,947
Medical Properties Trust, Inc. (b)	287,241	1,373,012
National Storage Affiliates Trust	38,622	1,101,499
NNN (REIT), Inc.	87,801	3,189,810
Omega Healthcare Investors, Inc.	113,349	3,751,852
Park Hotels & Resorts, Inc.	103,331	1,191,406
Rayonier, Inc.	71,034	1,792,898
Regency Centers Corp.	87,456	5,270,099
Rexford Industrial Realty, Inc.	99,626	4,307,828
Spirit Realty Capital, Inc.	68,184	2,453,942
Stag Industrial, Inc.	86,899	2,886,785
Vornado Realty Trust	85,533	1,642,234
		100,215,947
Real Estate Management & Development - 0.6%
Howard Hughes Holdings, Inc.	16,289	1,080,449
Jones Lang LaSalle, Inc. (a)	22,933	2,933,589
Zillow Group, Inc.:
Class A (a)	26,885	955,224
Class C (a)	74,633	2,705,446
		7,674,708
TOTAL REAL ESTATE		107,890,655
UTILITIES - 2.6%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc.	53,088	689,082
IDACORP, Inc.	24,434	2,314,144
NRG Energy, Inc.	111,703	4,733,973
OGE Energy Corp.	96,748	3,308,782
Pinnacle West Capital Corp.	54,802	4,065,212
		15,111,193
Gas Utilities - 0.3%
National Fuel Gas Co.	42,986	2,190,137
UGI Corp.	101,106	2,103,005
		4,293,142
Independent Power and Renewable Electricity Producers - 0.6%
Brookfield Renewable Corp. (b)	64,472	1,467,383
Clearway Energy, Inc.:
Class A	16,785	341,910
Class C	39,622	860,194
Vistra Corp.	178,461	5,839,244
		8,508,731
Multi-Utilities - 0.3%
NiSource, Inc.	200,121	5,035,044
Water Utilities - 0.3%
Essential Utilities, Inc.	117,502	3,931,617
TOTAL UTILITIES		36,879,727
TOTAL COMMON STOCKS (Cost $1,388,909,288)		1,380,020,969

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $98,337)	100,000	98,332

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	4,205,152	4,205,993
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	82,113,243	82,121,454
TOTAL MONEY MARKET FUNDS (Cost $86,327,447)		86,327,447

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $1,475,335,072)	1,466,446,748
NET OTHER ASSETS (LIABILITIES) - (5.8)% (h)	(81,010,473)
NET ASSETS - 100.0%	1,385,436,275

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	Dec 2023	5,462,730	(354,922)	(354,922)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,332.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $277,489 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,445,348	26,734,969	23,974,324	45,565	-	-	4,205,993	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	92,897,377	83,959,616	94,735,539	210,390	-	-	82,121,454	0.3%
Total	94,342,725	110,694,585	118,709,863	255,955	-	-	86,327,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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